SUBSEQUENT EVENTS (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended		12 Months Ended				0 Months Ended				1 Months Ended	3 Months Ended	2 Months Ended
	Dec. 31, 2013 2007 Plan RSUs	Dec. 31, 2013 1.125% convertible senior notes USD ($)	Dec. 31, 2013 1.125% convertible senior notes RUB	Dec. 31, 2013 Class A USD ($)	Mar. 31, 2014 Subsequent event RUB	Mar. 18, 2014 Subsequent event RUB	Dec. 31, 2013 Subsequent event RUB	Mar. 12, 2014 Subsequent event KitLocate Ltd. USD ($)	Mar. 12, 2014 Subsequent event KitLocate Ltd. RUB	Mar. 12, 2014 Subsequent event Maximum KitLocate Ltd. USD ($)	Mar. 12, 2014 Subsequent event Maximum KitLocate Ltd. RUB	Jan. 31, 2014 Subsequent event 1.125% convertible senior notes USD ($)	Mar. 31, 2014 Subsequent event Class A USD ($)	Mar. 31, 2014 Subsequent event Class A Maximum 2007 Plan RSUs
Subsequent events
Aggregate principal amount of debt issued and sold		$ 600.0	19,719.0									$ 90.0
Interest rate (as a percent)		1.125%	1.125%									1.125%
Awards granted (in shares)	1,311,780													264,241
Ownership interest acquired (as a percent)								100.00%	100.00%
Purchase price										10.2	370.0
Cash consideration paid upon closing of deal								4.0	146.0
Amount paid to escrow account								3.9	142.0
Term for release of amount deposited in escrow account								4 years	4 years
Earn-out payments on achievement of certain distribution milestones								2.3	82.0
Number of shares repurchased													3,027,325
Average price of shares repurchased (in dollars per share)				$ 30.70									$ 36.65
Aggregate amount of shares repurchased													$ 110.9
Exchange rate of RUR to $1.00					35.6871	36.6505	32.7292